Trade Accounts And Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2013	2012
Trade accounts receivable	8,566	12,938
Notes receivable	738	613
Less: allowance for doubtful accounts	(1,094)	(1,602)
Total	8,210	11,949
Less current portion	(7,895)	(11,148)
Total long-term portion	316	801

Schedule of capital leases future minimum payments receivable [Table Text Block]
December 31,

2014	274
2015	106
2016	54
2017	5
Total minimum lease payments	439